Financial Risk Management - Summary of Groups Industrial Corporate Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 236,052,709	₩ 225,209,481
Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 239,210,608	₩ 227,195,257
%	100.00%	100.00%
Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (3,157,899)	₩ (1,985,776)
Financial institutions
Industrial Corporate Loans [Line Items]
Corporate Loans	25,046,846	23,780,153
Financial institutions | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 25,194,810	₩ 23,832,403
%	10.53%	10.49%
Financial institutions | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (147,964)	₩ (52,250)
Manufacturing
Industrial Corporate Loans [Line Items]
Corporate Loans	51,047,141	52,717,974
Manufacturing | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 51,666,785	₩ 53,293,160
%	21.60%	23.46%
Manufacturing | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (619,644)	₩ (575,186)
Service
Industrial Corporate Loans [Line Items]
Corporate Loans	105,659,418	98,069,390
Service | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 106,907,060	₩ 98,549,099
%	44.69%	43.38%
Service | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (1,247,642)	₩ (479,709)
Wholesale & Retail
Industrial Corporate Loans [Line Items]
Corporate Loans	29,401,842	29,360,371
Wholesale & Retail | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 29,904,053	₩ 29,712,579
%	12.50%	13.08%
Wholesale & Retail | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (502,211)	₩ (352,208)
Construction
Industrial Corporate Loans [Line Items]
Corporate Loans	6,767,308	6,677,968
Construction | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 7,047,906	₩ 6,906,750
%	2.95%	3.04%
Construction | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (280,598)	₩ (228,782)
Public sector
Industrial Corporate Loans [Line Items]
Corporate Loans	2,176,335	1,855,697
Public sector | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 2,259,364	₩ 1,940,133
%	0.94%	0.85%
Public sector | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (83,029)	₩ (84,436)
Others
Industrial Corporate Loans [Line Items]
Corporate Loans	15,953,819	12,747,928
Others | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 16,230,630	₩ 12,961,133
%	6.79%	5.70%
Others | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (276,811)	₩ (213,205)